Investment Strategy	Sep. 18, 2026
YieldMax(R) ASTS Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund seeks to do so by employing (i) a synthetic covered call strategy and/or (ii) a synthetic covered call spread strategy. These options strategies are designed to generate options premiums while providing indirect exposure to the Underlying Security.

The Fund’s strategy generally includes the following components:

●	Synthetic long exposure to the Underlying Security. The Fund seeks to obtain economic exposure similar to owning the Underlying Security by purchasing call options and selling put options on the Underlying Security, generally with similar strike prices and expiration dates (a “synthetic long” position). As a result, the Fund is exposed to most or all declines in the value of the Underlying Security.

●	Call writing to generate options premiums. The Fund sells call options on the Underlying Security, or sells call spreads (as described below), to generate option premiums. Because the Fund sells call options (or call spreads), the Fund’s ability to participate in increases in the price of the Underlying Security may be limited. In the case of a call spread, the limitation applies only while the price of the Underlying Security is between the short call strike price and the long call strike price, less the premium received. If the price of the Underlying Security exceeds the long call strike price, the Fund’s upside participation is not limited by the spread and will depend on the extent of any further appreciation in the Underlying Security. Accordingly, the Fund’s returns are generally expected to reflect conditional upside participation together with meaningful downside exposure.

●	U.S. Treasury securities and cash. The Fund typically holds U.S. Treasury securities and cash (or cash equivalents) to serve as collateral for its derivatives positions and to generate interest income. These holdings are expected to represent a significant portion of the Fund’s assets.

Synthetic Covered Call Strategy. When using the synthetic covered call strategy, the Fund generally sells short-dated call options on the Underlying Security, typically with strike prices that are at or above the current market price of the Underlying Security at the time the options are sold. The Fund seeks to generate options premiums from selling these call options. In exchange, the Fund generally forgoes gains of the Underlying Security above the call option strike price (subject to the effect of premiums received and other Fund positions).

Synthetic Covered Call Spread Strategy. When using the synthetic covered call spread strategy, the Fund generally sells a call option on the Underlying Security and purchases another call option on the Underlying Security with a higher strike price, creating a call spread. This structure is intended to allow greater participation in increases in the price of the Underlying Security than a traditional covered call strategy, while still seeking to generate net option premiums. The Adviser may use this approach more frequently when it believes it is advantageous based on market conditions.

Rolling of Options. The Fund generally maintains continuous exposure to the Underlying Security through its derivatives positions and expects to “roll” (close and replace) option positions periodically, including as options approach expiration, in order to maintain the strategy. The Fund’s practice of rolling options may result in high portfolio turnover. To the extent the Fund is unable to roll its options positions, it may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover.

Fund’s Weekly Distributions

The Fund seeks to make weekly distributions. Distributions are expected to be derived from one or more of the following sources:

●	option premiums;

●	interest income from U.S. Treasury securities and cash equivalents; and

●	realized gains.

The Fund seeks to generate distributions regardless of whether the Underlying Security appreciates. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution, and repeated payments of distributions, if any, may lead the Fund’s NAV and trading price to decline over time, even  if the Underlying Security appreciates.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Portfolio Attributes

The Fund’s portfolio is expected to consist primarily of:

●	options used to obtain synthetic exposure to the Underlying Security and to generate options premiums; and

●	U.S. Treasury securities, cash, and cash equivalents used as collateral and to generate interest income.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. The Fund invests its assets in financial instruments that are based on the value of a single Underlying Security. This causes the Fund’s performance to be directly linked to that of the Underlying Security, and exposes investors to declines in the performance of the Underlying Security.

An investment in the Fund is not an investment in the Underlying Security. Fund shareholders will not have rights as holders of the Underlying Security and will not receive dividends or other distributions paid by the Underlying Security.

AST SpaceMobile, Inc. (“ASTS”)

AST SpaceMobile, Inc. is a publicly-traded satellite designer and manufacturer, which is developing a space based cellular broadband network designed to connect standard mobile phones directly to spaceborne platforms.

ASTS is listed on The Nasdaq Stock Market LLC (“Nasdaq”). Per ASTS’s most recent Form 10-K filing, the aggregate market value of the voting common equity held by non-affiliates of ASTS, as of June 30, 2025, was approximately $11,664.7 million.

ASTS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASTS pursuant to the Exchange Act can be located by reference to SEC file number 001-39040 through the SEC’s website at www.sec.gov. In addition, information regarding ASTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of ASTS or other securities of ASTS. The Fund has derived all disclosures contained in this document regarding ASTS from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ASTS. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASTS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ASTS (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ASTS could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of ASTS.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ASTS. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ASTS.

Moreover, ASTS has not participated in the development of the Fund’s investment strategy. ASTS does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. ASTS does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by ASTS.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by ASTS or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, ASTS is assigned to the Diversified Telecommunication Services industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.
YieldMax(R) RKLB Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund seeks to do so by employing (i) a synthetic covered call strategy and/or (ii) a synthetic covered call spread strategy. These options strategies are designed to generate options premiums while providing indirect exposure to the Underlying Security.

The Fund’s strategy generally includes the following components:

●	Synthetic long exposure to the Underlying Security. The Fund seeks to obtain economic exposure similar to owning the Underlying Security by purchasing call options and selling put options on the Underlying Security, generally with similar strike prices and expiration dates (a “synthetic long” position). As a result, the Fund is exposed to most or all declines in the value of the Underlying Security.

●	Call writing to generate options premiums. The Fund sells call options on the Underlying Security, or sells call spreads (as described below), to generate option premiums. Because the Fund sells call options (or call spreads), the Fund’s ability to participate in increases in the price of the Underlying Security may be limited. In the case of a call spread, the limitation applies only while the price of the Underlying Security is between the short call strike price and the long call strike price, less the premium received. If the price of the Underlying Security exceeds the long call strike price, the Fund’s upside participation is not limited by the spread and will depend on the extent of any further appreciation in the Underlying Security. Accordingly, the Fund’s returns are generally expected to reflect conditional upside participation together with meaningful downside exposure.

●	U.S. Treasury securities and cash. The Fund typically holds U.S. Treasury securities and cash (or cash equivalents) to serve as collateral for its derivatives positions and to generate interest income. These holdings are expected to represent a significant portion of the Fund’s assets.

Synthetic Covered Call Strategy. When using the synthetic covered call strategy, the Fund generally sells short-dated call options on the Underlying Security, typically with strike prices that are at or above the current market price of the Underlying Security at the time the options are sold. The Fund seeks to generate options premiums from selling these call options. In exchange, the Fund generally forgoes gains of the Underlying Security above the call option strike price (subject to the effect of premiums received and other Fund positions).

Synthetic Covered Call Spread Strategy. When using the synthetic covered call spread strategy, the Fund generally sells a call option on the Underlying Security and purchases another call option on the Underlying Security with a higher strike price, creating a call spread. This structure is intended to allow greater participation in increases in the price of the Underlying Security than a traditional covered call strategy, while still seeking to generate net option premiums. The Adviser may use this approach more frequently when it believes it is advantageous based on market conditions.

Rolling of Options. The Fund generally maintains continuous exposure to the Underlying Security through its derivatives positions and expects to “roll” (close and replace) option positions periodically, including as options approach expiration, in order to maintain the strategy. The Fund’s practice of rolling options may result in high portfolio turnover. To the extent the Fund is unable to roll its options positions, it may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover.

Fund’s Weekly Distributions

The Fund seeks to make weekly distributions. Distributions are expected to be derived from one or more of the following sources:

●	option premiums;

●	interest income from U.S. Treasury securities and cash equivalents; and

●	realized gains.

The Fund seeks to generate distributions regardless of whether the Underlying Security appreciates. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution, and repeated payments of distributions, if any, may lead the Fund’s NAV and trading price to decline over time, even  if the Underlying Security appreciates.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Portfolio Attributes

The Fund’s portfolio is expected to consist primarily of:

●	options used to obtain synthetic exposure to the Underlying Security and to generate options premiums; and

●	U.S. Treasury securities, cash, and cash equivalents used as collateral and to generate interest income.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. The Fund invests its assets in financial instruments that are based on the value of a single Underlying Security. This causes the Fund’s performance to be directly linked to that of the Underlying Security, and exposes investors to declines in the performance of the Underlying Security.

An investment in the Fund is not an investment in the Underlying Security. Fund shareholders will not have rights as holders of the Underlying Security and will not receive dividends or other distributions paid by the Underlying Security.

Rocket Lab Corporation (RKLB)

Rocket Lab Corporation is a leading aerospace company that specializes in small satellite launch services, spacecraft manufacturing, and advanced space systems. The company provides reliable and cost-effective access to orbit, develops satellite platforms for various applications, and is advancing the development of its medium-lift Neutron rocket. RKLB is listed on The Nasdaq Stock Market LLC (“Nasdaq”). According to RKLB’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates as of June 30, 2025, was approximately $14.9 billion.

RKLB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by RKLB pursuant to the Exchange Act can be located by reference to the SEC file number 001-39560 through the SEC’s website at www.sec.gov. Additional information regarding RKLB may be obtained from press releases, news articles, and other publicly available documents.

This document relates only to the securities offered hereby and does not relate to the shares of RKLB or other securities of Rocket Lab Corporation. The Fund has derived all disclosures contained in this document regarding RKLB from the publicly available documents. None of the Fund, the Trust, or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to RKLB. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RKLB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RKLB (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning RKLB could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of RKLB.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ROCKET LAB CORPORATION THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, ROCKET LAB CORPORATION.

Moreover, Rocket Lab Corporation has not participated in the development of the Fund’s investment strategy. Rocket Lab Corporation does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Rocket Lab Corporation does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Rocket Lab Corporation.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by RKLB or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, RKLB is assigned to the Aerospace & Defense industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.
YieldMax(R) MU Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund seeks to do so by employing (i) a synthetic covered call strategy and/or (ii) a synthetic covered call spread strategy. These options strategies are designed to generate options premiums while providing indirect exposure to the Underlying Security.

The Fund’s strategy generally includes the following components:

●	Synthetic long exposure to the Underlying Security. The Fund seeks to obtain economic exposure similar to owning the Underlying Security by purchasing call options and selling put options on the Underlying Security, generally with similar strike prices and expiration dates (a “synthetic long” position). As a result, the Fund is exposed to most or all declines in the value of the Underlying Security.

●	Call writing to generate options premiums. The Fund sells call options on the Underlying Security, or sells call spreads (as described below), to generate option premiums. Because the Fund sells call options (or call spreads), the Fund’s ability to participate in increases in the price of the Underlying Security may be limited. In the case of a call spread, the limitation applies only while the price of the Underlying Security is between the short call strike price and the long call strike price, less the premium received. If the price of the Underlying Security exceeds the long call strike price, the Fund’s upside participation is not limited by the spread and will depend on the extent of any further appreciation in the Underlying Security. Accordingly, the Fund’s returns are generally expected to reflect conditional upside participation together with meaningful downside exposure.

●	U.S. Treasury securities and cash. The Fund typically holds U.S. Treasury securities and cash (or cash equivalents) to serve as collateral for its derivatives positions and to generate interest income. These holdings are expected to represent a significant portion of the Fund’s assets.

Synthetic Covered Call Strategy. When using the synthetic covered call strategy, the Fund generally sells short-dated call options on the Underlying Security, typically with strike prices that are at or above the current market price of the Underlying Security at the time the options are sold. The Fund seeks to generate options premiums from selling these call options. In exchange, the Fund generally forgoes gains of the Underlying Security above the call option strike price (subject to the effect of premiums received and other Fund positions).

Synthetic Covered Call Spread Strategy. When using the synthetic covered call spread strategy, the Fund generally sells a call option on the Underlying Security and purchases another call option on the Underlying Security with a higher strike price, creating a call spread. This structure is intended to allow greater participation in increases in the price of the Underlying Security than a traditional covered call strategy, while still seeking to generate net option premiums. The Adviser may use this approach more frequently when it believes it is advantageous based on market conditions.

Rolling of Options. The Fund generally maintains continuous exposure to the Underlying Security through its derivatives positions and expects to “roll” (close and replace) option positions periodically, including as options approach expiration, in order to maintain the strategy. The Fund’s practice of rolling options may result in high portfolio turnover. To the extent the Fund is unable to roll its options positions, it may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover.

Fund’s Weekly Distributions

The Fund seeks to make weekly distributions. Distributions are expected to be derived from one or more of the following sources:

●	option premiums;

●	interest income from U.S. Treasury securities and cash equivalents; and

●	realized gains.

The Fund seeks to generate distributions regardless of whether the Underlying Security appreciates. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution, and repeated payments of distributions, if any, may lead the Fund’s NAV and trading price to decline over time, even  if the Underlying Security appreciates.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Portfolio Attributes

The Fund’s portfolio is expected to consist primarily of:

●	options used to obtain synthetic exposure to the Underlying Security and to generate options premiums; and

●	U.S. Treasury securities, cash, and cash equivalents used as collateral and to generate interest income.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. The Fund invests its assets in financial instruments that are based on the value of a single Underlying Security. This causes the Fund’s performance to be directly linked to that of the Underlying Security, and exposes investors to declines in the performance of the Underlying Security.

An investment in the Fund is not an investment in the Underlying Security. Fund shareholders will not have rights as holders of the Underlying Security and will not receive dividends or other distributions paid by the Underlying Security.

Micron Technology Inc. (“MU”)

Micron Technology, Inc. designs and manufactures memory and storage technologies: DRAM, NAND, NOR for PCs, servers, mobile, and embedded systems. MU is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MU’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MU (based on the closing price on February 27, 2025, on Nasdaq) was approximately $85.7 billion.

MU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MU pursuant to the Exchange Act can be located by reference to SEC file number 1-10658 through the SEC’s website at www.sec.gov. In addition, information regarding MU may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of MU or other securities of MU. The Fund has derived all disclosures contained in this document regarding MU from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MU. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MU (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MU could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MU.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH MU. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, MU.

Moreover, MU has not participated in the development of the Fund’s investment strategy. MU does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. MU does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by MU.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by MU or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, MU is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.
YieldMax(R) SNDK Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund seeks to do so by employing (i) a synthetic covered call strategy and/or (ii) a synthetic covered call spread strategy. These options strategies are designed to generate options premiums while providing indirect exposure to the Underlying Security.

The Fund’s strategy generally includes the following components:

●	Synthetic long exposure to the Underlying Security. The Fund seeks to obtain economic exposure similar to owning the Underlying Security by purchasing call options and selling put options on the Underlying Security, generally with similar strike prices and expiration dates (a “synthetic long” position). As a result, the Fund is exposed to most or all declines in the value of the Underlying Security.

●	Call writing to generate options premiums. The Fund sells call options on the Underlying Security, or sells call spreads (as described below), to generate option premiums. Because the Fund sells call options (or call spreads), the Fund’s ability to participate in increases in the price of the Underlying Security may be limited. In the case of a call spread, the limitation applies only while the price of the Underlying Security is between the short call strike price and the long call strike price, less the premium received. If the price of the Underlying Security exceeds the long call strike price, the Fund’s upside participation is not limited by the spread and will depend on the extent of any further appreciation in the Underlying Security. Accordingly, the Fund’s returns are generally expected to reflect conditional upside participation together with meaningful downside exposure.

●	U.S. Treasury securities and cash. The Fund typically holds U.S. Treasury securities and cash (or cash equivalents) to serve as collateral for its derivatives positions and to generate interest income. These holdings are expected to represent a significant portion of the Fund’s assets.

Synthetic Covered Call Strategy. When using the synthetic covered call strategy, the Fund generally sells short-dated call options on the Underlying Security, typically with strike prices that are at or above the current market price of the Underlying Security at the time the options are sold. The Fund seeks to generate options premiums from selling these call options. In exchange, the Fund generally forgoes gains of the Underlying Security above the call option strike price (subject to the effect of premiums received and other Fund positions).

Synthetic Covered Call Spread Strategy. When using the synthetic covered call spread strategy, the Fund generally sells a call option on the Underlying Security and purchases another call option on the Underlying Security with a higher strike price, creating a call spread. This structure is intended to allow greater participation in increases in the price of the Underlying Security than a traditional covered call strategy, while still seeking to generate net option premiums. The Adviser may use this approach more frequently when it believes it is advantageous based on market conditions.

Rolling of Options. The Fund generally maintains continuous exposure to the Underlying Security through its derivatives positions and expects to “roll” (close and replace) option positions periodically, including as options approach expiration, in order to maintain the strategy. The Fund’s practice of rolling options may result in high portfolio turnover. To the extent the Fund is unable to roll its options positions, it may be unable to achieve its investment objective. In addition, because of the frequency with which the Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover.

Fund’s Weekly Distributions

The Fund seeks to make weekly distributions. Distributions are expected to be derived from one or more of the following sources:

●	option premiums;

●	interest income from U.S. Treasury securities and cash equivalents; and

●	realized gains.

The Fund seeks to generate distributions regardless of whether the Underlying Security appreciates. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution, and repeated payments of distributions, if any, may lead the Fund’s NAV and trading price to decline over time, even  if the Underlying Security appreciates.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Portfolio Attributes

The Fund’s portfolio is expected to consist primarily of:

●	options used to obtain synthetic exposure to the Underlying Security and to generate options premiums; and

●	U.S. Treasury securities, cash, and cash equivalents used as collateral and to generate interest income.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. The Fund invests its assets in financial instruments that are based on the value of a single Underlying Security. This causes the Fund’s performance to be directly linked to that of the Underlying Security, and exposes investors to declines in the performance of the Underlying Security.

An investment in the Fund is not an investment in the Underlying Security. Fund shareholders will not have rights as holders of the Underlying Security and will not receive dividends or other distributions paid by the Underlying Security.

Sandisk Corporation (“SNDK”)

SNDK is a developer, manufacturer and provider of data storage devices and solutions based on NAND flash technology, which stores information in a solid state, making them more durable and able to withstand mechanical shocks, excessive operating temperatures, or high pressure. SNDK delivers flash storage solutions for artificial intelligence (“AI”) workloads in datacenters, edge devices, and for consumers. SNDK’s common stock is listed on Nasdaq Stock Market LLC (“Nasdaq”). Per SNDK’s most recent Form 10-K filing, the aggregate market value of the voting stock held by non-affiliates of SNDK as of January 2, 2026, was approximately $40.5 billion.

SNDK is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SNDK pursuant to the Exchange Act can be located by reference to the SEC file number 001-42420 through the SEC’s website at www.sec.gov.

Additional information about SNDK may also be obtained from other publicly available sources, including press releases, news articles, industry publications and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SNDK or other securities of SNDK. The Fund has derived all disclosures contained in this document regarding SNDK from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SNDK. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SNDK is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SNDK (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SNDK could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SNDK

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SNDK. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SNDK.

Moreover, SNDK has not participated in the development of the Fund’s investment strategy. SNDK does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SNDK does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SNDK.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SNDK or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, SNDK is assigned to the Semiconductors & Semiconductor Equipment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.